Significant judgments and sources of estimation uncertainties (Tables)	12 Months Ended
Dec. 31, 2024
Significant judgments and sources of estimation uncertainties
Schedule of key assumptions of value-in-use calculations upon goodwill impairment tests

Key assumptions
in %
	Care Delivery		Care Enablement
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Average revenue growth in ten year projection period (1)	mid-single-digit	mid-single-digit	mid-single-digit	mid-single-digit
Average operating income growth in ten year projection period (1)	mid-single-digit	high-single-digit	low-double-digit	low-double-digit
Residual value growth (1)	1.00	1.00	1.00	1.00
Pre-tax WACC (2)	8.55	10.53	7.78	8.41
After-tax WACC (2)	6.46	8.09	6.00	6.54
(1)	The key assumptions as of December 31, 2024 match the respective assumptions as of October 1, 2024. The key assumptions as of December 31, 2023 match the respective assumptions as of October 1, 2023.
(2)	As of October 1, 2024 the pre-tax WACC of Care Delivery and Care Enablement was 8.50% and 7.79%, respectively. The after-tax WACC of Care Delivery and Care Enablement was 6.45% and 6.03%, respectively. As of October 1, 2023 the pre-tax WACC of Care Delivery and Care Enablement was 9.35% and 9.04%, respectively. The after-tax WACC of Care Delivery and Care Enablement was 7.21% and 7.01%, respectively.

Schedule that shows the amounts by which the key assumptions would need to change individually that the recoverable amount equals the carrying amount

Sensitivity analysis(1)
Change in percentage points	Care Delivery		Care Enablement
	December 31, 2024	October 1, 2024	December 31, 2024	October 1, 2024
Pre-tax WACC	2.46	2.77	2.30	2.39
After-tax WACC	1.80	2.05	1.67	1.75
Residual value growth	(7.55)	(9.37)	(5.70)	(6.16)
Operating income margin of each projection year	(2.86)	(3.20)	(2.90)	(3.02)
(1)	The sensitivity analysis is based upon the goodwill impairment tests performed as of December 31, 2024 and October 1, 2024.

Sensitivity analysis (1)
Change in percentage points
	Care Delivery		Care Enablement
	December 31,	October 1,	December 31,	October 1,
	2023	2023	2023	2023
Pre-tax WACC	2.10	2.57	2.27	1.31
After-tax WACC	1.60	1.97	1.66	0.97
Residual value growth	(7.26)	(8.97)	(5.57)	(3.01)
Operating income margin of each projection year	(2.35)	(3.08)	(3.02)	(1.78)
(1)	The sensitivity analysis is based upon the goodwill impairment tests performed as of December 31, 2023 and October 1, 2023.

Schedule of the composition of trade accounts and other receivables from unrelated parties

Composition of trade accounts and other receivables from unrelated parties in %
	December 31,
	2024	2023

U.S. Government health care programs	34	30
U.S. commercial payors	18	19
U.S. hospitals	4	4
Self-pay of U.S. patients	2	3
Other U.S. payors	1	1
Product customers and health care payors outside U.S.	41	43
Total	100	100